Commitments and Contingencies	12 Months Ended
Dec. 31, 2013
COMMITMENTS AND CONTINGENCIES [Abstract]
Commitments and Contingencies

24. COMMITMENTS AND CONTINGENCIES

Operating lease commitments

The Group has entered into various operating lease agreements principally for its office spaces in Mainland China, Taiwan and the United States. Rental expenses under operating leases for the years ended December 31, 2011, 2012 and 2013 were US$743, US$1,336 and US$2,522, respectively.

The future obligations for operating leases as of December 31, 2013 are as follows:

Amount
US$
For the year ending
2014	2,748
2015	2,127
2016	2,090
2017	1,565
2018	310
2019 and thereafter	—
Total minimum payment required	8,840

Contingencies

On October 25, 2013, a putative shareholder class action lawsuit against the Company, Kostuk v. NQ Mobile, Inc., et al., Civil Action No. 13 CIV 12712 (D. Mass.), was filed in the United States District Court for the District of Massachusetts. Shortly thereafter, six more putative shareholder class action suits against the Company and certain current and former directors and officers of the Company were filed in the United States District Court for the Southern District of New York: Ho v. NQ Mobile, Inc., et al., Civil Action No. 13 CIV 7608 (S.D.N.Y.) (filed on October 28, 2013); Ghauri v. NQ Mobile, Inc., et al., Civil Action No. 13 CIV 7637 (S.D.N.Y.) (filed on October 29, 2013); Pang v. NQ Mobile, Inc., et al., Civil Action No. 13 CIV 7685 (S.D.N.Y.) (filed on October 30, 2013); Hiller v. NQ Mobile, Inc., et al., Civil Action No. 13 CIV 7713 (S.D.N.Y.) (filed on October 30, 2013); Gangaramani v. NQ Mobile, Inc., et al., Civil Action No. 13 CIV 7858 (S.D.N.Y.) (filed on November 5, 2013); Martin v. NQ Mobile, Inc., et al., Civil Action No. 13 CIV 8125 (S.D.N.Y.) (filed on November 14, 2013). On December 2, 2013, another putative shareholder class action suit against the Company and certain current and former directors and officers of the Company, Hsieh v. NQ Mobile, Inc., et al., Civil Action No. 13 CIV 1048 (E.D. Tex.), was filed in the United States District Court for the Eastern District of Texas. On January 6, 2014, Kostuk v. NQ Mobile, Inc., et al., Civil Action No. 13 CIV 12712 (D. Mass.), was voluntarily dismissed by the plaintiff. On April 9, 2014, the United States District Court for the Southern District of New York consolidated the six putative shareholder class action suits filed in that court under the caption, In re NQ Mobile, Inc. Securities Litigation, Civil Action No. 13 CIV 7608 (S.D.N.Y.), and appointed a lead plaintiff. On May 13, 2014, Hsieh v. NQ Mobile, Inc., et al., Civil Action No. 13 CIV 1048 (E.D. Tex.), was transferred from the U.S. District Court for the Eastern District of Texas to the U.S. District Court for the Southern District of New York and was accepted by the Southern District of New York as related to the consolidated putative shareholder class action, In re NQ Mobile, Inc. Securities Litigation.

On July 21, 2014, the lead plaintiff in In re NQ Mobile, Inc. Securities Litigation filed a Consolidated Class Action Complaint (the “Consolidated Complaint”) against the Company, the co-chief executive officers Henry Yu Lin and Omar Sharif Khan, chief operating officer Vincent Wenyong Shi, former chief financial officer Suhai Ji, former chief financial officer Kian Bin Teo, and the former auditors PricewaterhouseCoopers Zhong Tian LLP and its affiliate, PricewaterhouseCoopers International Limited.

The putative class actions contain similar factual allegations, allege virtually the same class period, are brought against the same or similar defendants, and advance the same or similar theories of liability. These actions seek to represent a class of persons who allegedly suffered damages as a result of their trading activities related to the Company’s ADSs from May 4 or 5, 2011 to October 23 or 24, 2013. The complaints allege that various press releases, financial statements and other related disclosures made by the Company during the alleged class period contained material misstatements and omissions, in violation of the federal securities laws, and that such press releases, financial statements and other related disclosures artificially inflated the value of the Company’s ADSs. The complaints generally seek monetary damages on behalf of the class of persons who allegedly suffered losses during the class period.

The management cannot yet estimate the range of reasonably possible loss because these litigations remain at their preliminary stages. The Group believes that it does not have sufficient evidence to anticipate the outcome of the litigations and also the possible contingent losses. Therefore, no accruals for contingent loss were recorded in the consolidated financial statements as of December 31, 2013.